Document and Entity Information	0 Months Ended
Oct. 31, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2014
Registrant Name	MFS SERIES TRUST X
Central Index Key	0000783740
Amendment Flag	false
Document Creation Date	Feb. 26, 2015
Document Effective Date	Feb. 28, 2015
Prospectus Date	Feb. 28, 2015
MFS® Emerging Markets Debt Local Currency Fund | A
Risk/Return:
Trading Symbol	EMLAX
MFS® Emerging Markets Debt Local Currency Fund | B
Risk/Return:
Trading Symbol	EMLBX
MFS® Emerging Markets Debt Local Currency Fund | C
Risk/Return:
Trading Symbol	EMLCX
MFS® Emerging Markets Debt Local Currency Fund | I
Risk/Return:
Trading Symbol	EMLIX
MFS® Emerging Markets Debt Local Currency Fund | R1
Risk/Return:
Trading Symbol	EMLJX
MFS® Emerging Markets Debt Local Currency Fund | R2
Risk/Return:
Trading Symbol	EMLKX
MFS® Emerging Markets Debt Local Currency Fund | R3
Risk/Return:
Trading Symbol	EMLLX
MFS® Emerging Markets Debt Local Currency Fund | R4
Risk/Return:
Trading Symbol	EMLMX
MFS® Emerging Markets Debt Local Currency Fund | R5
Risk/Return:
Trading Symbol	EMLNX